Revenue	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Revenue

6.    Revenue

									Intersegment
	Turkcell Turkiye		Turkcell International		Techfin		Other		Eliminations		Consolidated
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Telecommunication services	44,543,684	51,769,147	6,067,959	5,806,576	—	—	—	—	(103,858)	(127,973)	50,507,785	57,447,750
Equipment revenues	2,499,908	2,495,278	151,310	217,483	—	—	4,179,573	5,763,575	(23,522)	(99,999)	6,807,269	8,376,337
Revenue from financial services	—	—	—	—	2,151,676	2,154,951	—	—	(160,730)	(123,026)	1,990,946	2,031,925
Call center revenues	103,132	93,157	46,262	78,948	—	—	901,561	1,086,174	(114,459)	(124,439)	936,496	1,133,840
Other	161,868	268,265	164,232	168,010	—	—	3,147,449	2,724,178	(2,171,771)	(1,589,309)	1,301,778	1,571,144
Total	47,308,592	54,625,847	6,429,763	6,271,017	2,151,676	2,154,951	8,228,583	9,573,927	(2,574,340)	(2,064,746)	61,544,274	70,560,996

6.    Revenue (continued)

									Intersegment
	Turkcell Turkiye		Turkcell International		Techfin		Other		Eliminations		Consolidated
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Telecommunication services	51,769,147	52,039,191	5,806,576	5,174,308	—	—	—	—	(127,973)	(137,940)	57,447,750	57,075,559
Equipment revenues	2,495,278	2,415,492	217,483	280,218	—	—	5,763,575	5,284,622	(99,999)	(49,118)	8,376,337	7,931,214
Revenue from financial services	—	—	—	—	2,154,951	2,042,264	—	—	(123,026)	(32,914)	2,031,925	2,009,350
Call center revenues	93,157	82,888	78,948	77,269	—	—	1,086,174	997,013	(124,439)	(123,157)	1,133,840	1,034,013
Other	268,265	262,390	168,010	190,592	—	—	2,724,178	2,346,182	(1,589,309)	(1,346,535)	1,571,144	1,452,629
Total	54,625,847	54,799,961	6,271,017	5,722,387	2,154,951	2,042,264	9,573,927	8,627,817	(2,064,746)	(1,689,664)	70,560,996	69,502,765

	31 December 2022
	Turkcell	Turkcell			Intersegment
	Turkiye	International	Techfin	Other	eliminations	Consolidated
Telecommunication Services	44,543,684	6,067,959	—	—	(103,858)	50,507,785
At a point in time	383,020	47,884	—	—	(385)	430,519
Over time	44,160,664	6,020,075	—	—	(103,473)	50,077,266
Equipment Related	2,499,908	151,310	—	4,179,573	(23,522)	6,807,269
At a point in time	2,231,582	151,310	—	4,179,573	(23,522)	6,538,943
Over time	268,326	—	—	—	—	268,326
Revenue from financial operations	—	—	2,151,676	—	(160,730)	1,990,946
At a point in time	—	—	984,232	—	(160,726)	823,506
Over time	—	—	1,167,444	—	(4)	1,167,440
Call Center	103,132	46,262	—	901,561	(114,459)	936,496
At a point in time	—	—	—	—	—	—
Over time	103,132	46,262	—	901,561	(114,459)	936,496
Other	161,868	164,232	—	3,147,449	(2,171,771)	1,301,778
At a point in time	7,188	4,077	—	55,589	(20,520)	46,334
Over time	154,680	160,155	—	3,091,860	(2,151,251)	1,255,444
Total	47,308,592	6,429,763	2,151,676	8,228,583	(2,574,340)	61,544,274
At a point in time	2,621,790	203,271	984,232	4,235,162	(205,153)	7,839,302
Over time	44,686,802	6,226,492	1,167,444	3,993,421	(2,369,187)	53,704,972

6.    Revenue (continued)

	31 December 2021
	Turkcell	Turkcell			Intersegment
	Turkiye	International	Techfin	Other	eliminations	Consolidated
Telecommunication Services	51,769,147	5,806,576	—	—	(127,973)	57,447,750
At a point in time	523,843	42,850	—	—	(2)	566,691
Over time	51,245,304	5,763,726	—	—	(127,971)	56,881,059
Equipment Related	2,495,278	217,483	—	5,763,575	(99,999)	8,376,337
At a point in time	2,022,617	217,483	—	5,763,575	(99,999)	7,903,676
Over time	472,661	—	—	—	—	472,661
Revenue from financial operations	—	—	2,154,951	—	(123,026)	2,031,925
At a point in time	—	—	843,357	—	(123,026)	720,331
Over time	—	—	1,311,594	—	—	1,311,594
Call Center	93,157	78,948	—	1,086,174	(124,439)	1,133,840
At a point in time	—	—	—	—	—	—
Over time	93,157	78,948	—	1,086,174	(124,439)	1,133,840
Other	268,265	168,010	—	2,724,178	(1,589,309)	1,571,144
At a point in time	11,256	577	—	91,866	(6,034)	97,665
Over time	257,009	167,433	—	2,632,312	(1,583,275)	1,473,479
Total	54,625,847	6,271,017	2,154,951	9,573,927	(2,064,746)	70,560,996
At a point in time	2,557,716	260,910	843,357	5,855,441	(229,061)	9,288,363
Over time	52,068,131	6,010,107	1,311,594	3,718,486	(1,835,685)	61,272,633

	31 December 2020
	Turkcell	Turkcell			Intersegment
	Turkiye	International	Techfin	Other	eliminations	Consolidated
Telecommunication Services	52,039,191	5,174,308	—	—	(137,940)	57,075,559
At a point in time	622,685	33,131	—	—	—	655,816
Over time	51,416,506	5,141,177	—	—	(137,940)	56,419,743
Equipment Related	2,415,492	280,218	—	5,284,622	(49,118)	7,931,214
At a point in time	2,198,044	280,218	—	5,284,622	(49,118)	7,713,766
Over time	217,448	—	—	—	—	217,448
Revenue from financial operations	—	—	2,042,264	—	(32,914)	2,009,350
At a point in time	—	—	585,555	—	(32,914)	552,641
Over time	—	—	1,456,709	—	—	1,456,709
Call Center	82,888	77,269	—	997,013	(123,157)	1,034,013
At a point in time	—	—	—	—	—	—
Over time	82,888	77,269	—	997,013	(123,157)	1,034,013
Other	262,390	190,592	—	2,346,182	(1,346,535)	1,452,629
At a point in time	22	20,414	—	127,534	(9,740)	138,230
Over time	262,368	170,178	—	2,218,648	(1,336,795)	1,314,399
Total	54,799,961	5,722,387	2,042,264	8,627,817	(1,689,664)	69,502,765
At a point in time	2,820,751	333,763	585,555	5,412,156	(91,772)	9,060,453
Over time	51,979,210	5,388,624	1,456,709	3,215,661	(1,597,892)	60,442,312